Summary Prospectus
September 30, 2016
Share Class	Ticker
R6	FDBLX
Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedInvestors.com/FundInformation. You can also get this information at no cost by calling 1-800-341-7400 or by sending an email request to services@federatedinvestors.com or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund's Prospectus and Statement of Additional Information, both dated September 30, 2016, are incorporated by reference into this Summary Prospectus.

A mutual fund seeking to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Summary Information
Federated Bond Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class R6 Shares (R6) of the Fund.
Shareholder Fees (fees paid directly from your investment)	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution (12b-1) Fee	None
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.67%
Fee Waivers and/or Expense Reimbursements[2]	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.59%
1	Because the Fund's R6 Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expenses, line of credit expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.58% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$68
3 Years	$214
5 Years	$373
10 Years	$835
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
Under normal market conditions, the Fund invests primarily in a diversified portfolio of investment-grade corporate debt securities. The Fund may also invest in other fixed income securities and derivative contracts and/or hybrid instruments to implement its investment strategy. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The Fund may invest up to 35% of its assets in fixed-income securities rated below investment grade. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in derivative contracts or hybrid contracts (such as, for example, futures contracts, options contracts and swap contracts) to implement its investment strategies as more fully described herein. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government.
When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, funds advised by the Adviser or its affiliates (and “Underlying Fund”). At times, the Fund's investment in Underlying Funds may be a substantial portion of the Fund's portfolio.

The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in fixed-income investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
■	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate-risk. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
■	Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
■	Call Risk. An issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price.
■	Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
■	Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
■	Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or the stock market. Economic, political and financial conditions may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.

■	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
■	Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.
■	Risk of Loss after Redemption. The Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that own those instruments, is advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund. The Fund's Class R6 Shares (“R6 class”) will commence operations on or about September 30, 2016. The Fund currently offers five other class of shares: Class A Shares (“A class”), Class B Shares, Class C Shares, Class F Shares and Institutional Shares.

For the periods prior to commencement of operations of the Fund's R6 class, the performance information shown below is for the Fund's A class. The performance of the A class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the A class. The performance of the A class has been adjusted to reflect the absence of sales charges and to remove any voluntary waiver of Fund's expenses related to the A class that may have occurred during the period prior to the commencement of operations of the R6 class. The Fund's R6 class would have annual returns substantially similar to those of the A class because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
The bar chart and performance table below are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's R6 class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for the Fund's R6 class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
The Fund's R6 class total return for the six-month period from January 1, 2016 to June 30, 2016, was 7.39%.
Within the periods shown in the bar chart, the Fund's R6 class highest quarterly return was 11.70% (quarter ended June 30, 2009). Its lowest quarterly return was (6.27)% (quarter ended September 30, 2008).
Average Annual Total Return Table
The Fund's R6 class will commence operations on or about September 30, 2016. For the periods prior to the commencement of operations of the Fund's R6 class, the performance information shown below is for the Fund's A class, adjusted as described above. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's R6 class to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan. The Average Annual Total Return Table also shows the performance of the Fund compared to a broad-based securities market index as well as comparisons to a Blended Index and the Lipper Corporate Debt Funds BBB-Rated Average which are additional performance benchmarks for the Fund.
(For the Period Ended December 31, 2015)
	1 Year	5 Years	10 Years
R6:
Return Before Taxes	(1.95)%	4.10%	5.52%
Return After Taxes on Distributions	(4.02)%	2.12%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	(0.87)%	2.36%	3.45%
Barclays U.S. Credit Index[1] (reflects no deduction for fees, expenses or taxes)	(0.77)%	4.38%	5.18%
Blended Index[1] (reflects no deduction for fees, expenses or taxes)	(1.66)%	4.57%	5.69%
Lipper Corporate Debt Funds BBB-Rated Average[2]	(1.71)%	4.11%	4.91%
1	The Barclays U.S. Credit Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Issues are rated at least “Baa” by Moody's Investors Service or “BBB” by Standard & Poor's, if unrated by Moody's. The Blended Index is a custom blended index comprised of 75% of the Barclays U.S. Credit Index and 25% of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis.
2	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Brian S. Ruffner, Portfolio Manager, has been the Fund's portfolio manager since March 2013.

purchase and sale of fund shares
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
There are no minimum initial or subsequent investment amounts required. The minimum investment amount for Systematic Investment Programs is $50.
TAX INFORMATION
The Fund's distributions are taxable as ordinary income or capital gains except when your investment is through a tax-advantaged investment plan.

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-58429
CUSIP 31420F608
Q453238 (9/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.